Personnel Expenses	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Personnel Expenses
23.	PERSONNEL EXPENSES

Personnel expenses are attributable to the following functions:

	Year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
	(restated)	(restated)
Network operations and support	33,842	36,286	38,574
Selling, general and administrative	18,744	18,218	17,469

	52,586	54,504	56,043